Investment in Financial Assets (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands						6 Months Ended		12 Months Ended
	Nov. 20, 2025 USD ($)	Feb. 27, 2025 USD ($)	Apr. 10, 2024	Jun. 25, 2023 ILS (₪)	Nov. 17, 2022 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Feb. 25, 2025 USD ($) shares	Sep. 05, 2024 USD ($)	Jun. 09, 2024 USD ($)	Jan. 16, 2024 USD ($)	Jun. 25, 2023 USD ($) shares	Jun. 25, 2023 ₪ / shares
Investment in Financial Assets [Line Items]
Invested amount						$ 1,598
Received common shares (in Shares) | shares						580,973		365,444
Share capital					9.33%
Gain and loss on investments						$ 522	0
Purchase agreement amount (in New Shekels) | ₪				₪ 2,500
Cash													$ 689
Price per share (in New Shekels per share) | $ / shares						$ 4.31
Loan amount	$ 114									$ 4,250
Interest rate	8.00%	8.00%
Additional Loan		$ 2,000								$ 1,850	$ 1,000
Repayments of current borrowings	$ 60	$ 50
Aggregate number of the outstanding ordinary shares			50.01%
Loan repayment percentage						90.00%
Impairment of the loans								$ 5,973
Additional loan and accrued interest						$ 451
Issued and outstanding									$ 700
Issued and outstanding shares | shares						70,107			490,751
Rate of issued and outstanding shares						4.80%			17.70%
Initial Public Offering [Member]
Investment in Financial Assets [Line Items]
Invested amount					$ 1,500
Received common shares (in Shares) | shares					192
Ordinary shares par value | $ / shares								$ 1.81
AutoMax Shares [Member]
Investment in Financial Assets [Line Items]
Received common shares (in Shares) | shares													5,000,000
Share capital				4.82%
Ordinary shares par value | ₪ / shares														₪ 0.05
Price per share (in New Shekels per share) | ₪ / shares														₪ 0.05
Revaluation gain and loss						$ 12	27
Bottom of range [Member]
Investment in Financial Assets [Line Items]
Share capital								1.00%
Merger Agreement [Member]
Investment in Financial Assets [Line Items]
Aggregate number of the outstanding ordinary shares			49.99%
Clearmind [Member]
Investment in Financial Assets [Line Items]
Gain and loss on investments						$ 0	$ 4
Common Shares [Member]
Investment in Financial Assets [Line Items]
Received common shares (in Shares) | shares								192
Bridge Loan Agreement [Member]
Investment in Financial Assets [Line Items]
Loan amount											$ 2,400	$ 1,400
Bridge Loan Agreement [Member] | Bottom of range [Member]
Investment in Financial Assets [Line Items]
Interest rate												7.00%
Bridge Loan Agreement [Member] | Top of range [Member]
Investment in Financial Assets [Line Items]
Interest rate												9.00%